RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
The following is a brief discussion of a selection of recently released accounting pronouncements that are pertinent to the Company's business:

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"). Among other things, these amendments require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). The amendments are effective for the Company beginning after December 15, 2024. As of the year ended December 31, 2023, the Company does not expect the changes prescribed in ASU 2023-09 to have a material impact on its consolidated financial statements and related disclosures, however, the Company will re-evaluate the amendments based on the facts and circumstances at the time of implementation of the guidance.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), which expands annual and interim disclosure requirements for reportable segments. On adoption, the disclosure improvements will be applied retrospectively to prior periods presented. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact that ASU 2023-07 will have on the Company's financial statements and related disclosures.